Lease obligations (Details 2)	12 Months Ended
Jun. 30, 2022 USD ($)
Statement [Line Items]
Within 12 Months	$ 51,961
Betaween 13 and 24 months	46,071
Between 25 and 36 months	46,071
Between 37 and 48 months	46,071
Between 49 and 60 months	46,071
Over 60 months	2,027,124
Total undiscounted lease obligations	2,263,369
Camp Lease (Member)
Statement [Line Items]
Within 12 Months	5,890
Betaween 13 and 24 months	0
Between 25 and 36 months	0
Between 37 and 48 months	0
Between 49 and 60 months	0
Over 60 months	0
Total undiscounted lease obligations	5,890
Property Lease [Member]
Statement [Line Items]
Within 12 Months	46,071
Betaween 13 and 24 months	46,071
Between 25 and 36 months	46,071
Between 37 and 48 months	46,071
Between 49 and 60 months	46,071
Over 60 months	2,027,124
Total undiscounted lease obligations	$ 2,257,479